Contingency	9 Months Ended
Sep. 30, 2015
Contingency [Abstract]
Contingency

13.      Contingency

           In the first quarter of 2015 the Company became aware of a potential claim from an individual stating that he was owed $118,427 (CDN$150,000) worth of Papernuts common shares. No action has been commenced as of the date of this report. Management is of the opinion that this potential claim is without merit. Accordingly, no provision has been made in these financial statements.